Segment Information - Schedule of Revenue by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 161,552	$ 83,316	$ 33,658
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	161,552	83,316	33,658
Operating Segments [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	116,730	66,556	30,050
Operating Segments [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	22,845	6,628	1,129
Operating Segments [Member] | APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	16,004	6,488	1,142
Operating Segments [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 5,973	$ 3,644	$ 1,337